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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    September 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         ING Investments, LLC
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   Address:      7337 East DoubleTree Ranch Road
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                 Scottsdale, AZ 85258
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Form 13F File Number: 28-04547
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Maria M. Anderson
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Title:         Vice President
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Phone:         480-477-2169
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Signature, Place, and Date of Signing:

           Maria Anderson             Scottsdale, Arizona    November 12, 2012
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           [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/X/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-05990                    Acadian Asset Management LLC
    28-04825                    Baillie Giffords & Co LTD
    28-04295                    BlackRock Advisors, LLC
    28-5620                     Brandes Investment Partners, L.P.
    28-06044                    CBRE Clarion Securities LLC
    28-14218                    del Rey Global Investors, LLC
    28-01217                    ING Investment Management Co., LLC
    28-11943                    ING Investment Management (Europe) B.V.
    28-11937                    J.P. Morgan Investment Management Inc.
    28-13120                    Macquarie Group Limited
    28-11396                    Royal Bank of Canada
    28-04731                    Schroder Investment Management Group
    28-115                      T. Rowe Price Associates, Inc.
    28-06605                    Thornburg Investment Management, Inc
    28-12572                    Tradewinds Global Investors, LLC
    28-04557                    Wellington Management Company, LLP